Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Current
U.S. Federal			$ 79,690	$ 30,494	$ 552
U.S. State			20,916	11,527	1,976
Non-U.S.			8,575	6,249	2,146
Total current			109,181	48,270	4,674
Deferred
U.S. Federal			(4,128)	9,950	8,203
U.S. State			(3,595)	2,057	3,718
Non-U.S.			(6)	436	(896)
Total deferred			(7,729)	12,443	11,025
Total provision for income taxes	$ 43,238	$ 18,683	$ 101,452	$ 60,713	$ 15,699